SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)				12 Months Ended
	Jul. 02, 2024	Jul. 01, 2024	Mar. 13, 2023	Mar. 31, 2024	Mar. 31, 2023
Property, Plant and Equipment [Line Items]
Common stock, par value				$ 0.01
Vesting period			3 years
Net loss				$ 11,482,294	$ 674,948
Cash				175,041	21,378
New issues				$ 6,269,127	$ 25,001
Weighted average shares outstanding, basic				20,763,518	19,145,415
Accounts receivable
Provision for doubtful debt
Impairment for right-of-use lease assets				$ 0
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Additional financing with investors		$ 25,000,000
Ordinary shares		$ 0.01
Equity financing term		3 years
New issues	$ 1,000,000
Merger Agreement [Member]
Property, Plant and Equipment [Line Items]
Sub- division of shares				$ 0.7806
Common stock, par value				$ 0.01
Stock split				14,946,286
Reverse stock split shares				389,750,000
Merger Agreement [Member] | Board of Directors Chairman [Member]
Property, Plant and Equipment [Line Items]
Reverse stock split shares				25,983,334
Merger Agreement [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Earnout shares				25,000,000
Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Subsidiary classified percentage				100.00%